Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Portfolios of Financial Instruments

As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Instruments Portfolio as of 12.31.2018	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	70,097,764	—	—
Government Securities	4,699,806	—	—
Private Securities	1,137,593	—	—
Derivative Financial Instruments	1,785,640	—	—
Repo Transactions	—	2,068,076	—
Other Financial Assets	4,303,431	4,744,501	—
Loans and Other Financing	—	282,710,068	—
Other Debt Securities	—	5,312,035	9,112,099
Financial Assets Pledged as Collateral	3,459,712	7,357,780	—
Equity Instruments	161,054	—	—
Liabilities
Deposits	—	360,097,275	—
Liabilities at fair value through profit or loss	2,144,664	—	—
Derivative Financial Instruments	1,835,789	—	—
Repo Transactions	—	1,948,559	—
Other Financial Liabilities	—	63,235,042	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	19,446,028	—
Debt Securities	—	29,983,653	—
Subordinated Debt Securities	—	9,767,874	—

Instruments Portfolio as of 12.31.2017	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	26,367,677	—	—
Government Securities	13,923,160	—	—
Private Securities	2,456,960	—	—
Derivative Financial Instruments	775,674	—	—
Repo Transactions	—	14,286,336	—
Other Financial Assets	4,573,809	5,765,447	—
Loans and Other Financing	—	284,354,759	—
Other Debt Securities	—	4,040,087	142,450
Financial Assets Pledged as Collateral	2,249,914	7,096,874	—
Equity Instruments	111,923	—	—
Liabilities
Deposits	—	296,367,356	—
Derivative Financial Instruments	846,331	—	—
Repo Transactions	—	1,670,059	—
Other Financial Liabilities	—	55,350,799	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	11,618,302	—
Debt Securities	—	20,279,165	—
Subordinated Debt Securities	—	7,128,356	—

Instruments Portfolio as of 01.01.17	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	16,158,217	—	—
Government Securities	9,659,559	—	—
Private Securities	2,999,968	—	—
Derivative Financial Instruments	229,436	—	—
Other Financial Assets	4,616,737	2,102,844	—
Loans and Other Financing	—	245,703,421	—
Other Debt Securities	—	2,253,595	930,257
Financial Assets Pledged as Collateral	4,205,704	5,889,889	—
Equity Instruments	187,135	—	—
Liabilities
Deposits	—	277,077,562	—
Derivative Financial Instruments	290,384	—	—
Repo Transactions	—	3,030,473	—
Other Financial Liabilities	—	57,094,776	—
Loans from the Argentine Central Bank and Other Financial Institutions	—	12,717,145	—
Debt Securities	—	21,848,460	—
Subordinated Debt Securities	—	7,490,444	—